Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Loss for the year	$ (1,419)	$ (1,273)	$ (1,896)
Canadian statutory tax rate	27.00%	26.00%	26.00%
Income tax benefit computed at statutory rates	$ (383)	$ (331)	$ (493)
Foreign tax rates different from statutory rates	14	(32)	(2,885)
Other	89	0	157
Rate difference between current and deferred taxes	0	4,317	(285)
Foreign exchange gains or losses	225	(425)	0
Permanent differences	(43)	(33)	(155)
Change in unused tax losses and tax offsets	98	(3,496)	3,661
Current tax expense (income)	$ 0	$ 0	$ 0